Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 31, 2024 USD ($) $ / shares	Jan. 02, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As described above, annual grants are typically made in the first quarter of the fiscal year, though we do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we granted a stock option award to each of Mr. O’Grady and Ms. Mason within the period beginning four business days before our filing or furnishing of a current report on Form 8-K and ending one business day after the filing or furnishing of such report. The following information regarding each such option grant, which, in the case of Mr. O’Grady, was granted one business day after the filing of our Current Report on Form 8-K disclosing the results from our 2024 Annual Meeting, and, in the case of Ms. Mason, was granted three business days prior to the filing of our Current Report on Form 8-K disclosing Mr. Peisert’s separation and Ms. Mason’s appointment and related compensation, is provided in accordance with SEC rules:
Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value
Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information

Brendan P. O’Grady	5/31/2024	1,800,000	$0.99	$1,587,420	4.21%
Heather L. Mason	1/2/2024	550,000	$1.14	$551,980	7.78%

Award Timing Method	As described above, annual grants are typically made in the first quarter of the fiscal year, though we do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value
Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information

Brendan P. O’Grady	5/31/2024	1,800,000	$0.99	$1,587,420	4.21%
Heather L. Mason	1/2/2024	550,000	$1.14	$551,980	7.78%

Brendan P.O'Grady [Member]
Awards Close in Time to MNPI Disclosures
Name		Brendan P. O’Grady
Underlying Securities		1,800,000
Exercise Price | $ / shares		$ 0.99
Fair Value as of Grant Date | $		$ 1,587,420
Underlying Security Market Price Change		4.21
Heather L. Mason [Member]
Awards Close in Time to MNPI Disclosures
Name			Heather L. Mason
Underlying Securities			550,000
Exercise Price | $ / shares			$ 1.14
Fair Value as of Grant Date | $			$ 551,980
Underlying Security Market Price Change			7.78